Document and Entity Information Document	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	001-13393
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1209792
Entity Address, Address Line One	915 Meeting Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	North Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	301
Local Phone Number	592-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CHH
Security Exchange Name	NYSE
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC / DE
Entity Central Index Key	0001046311
Amendment Flag	false